Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	€ 1,745.6	€ 1,745.6
Intangibles	1,724.4	1,726.6
Property, plant and equipment	295.4	298.2
Other receivables	4.3	0.4
Derivative financial instruments	18.6	0.0
Deferred tax assets	64.3	64.9
Total non-current assets	3,852.6	3,835.7
Current assets
Cash and cash equivalents	219.2	329.5
Inventories	306.9	325.0
Trade and other receivables	147.1	135.7
Indemnification assets	73.8	65.5
Capitalized borrowing costs	0.0	5.0
Derivative financial instruments	2.1	13.1
Total current assets	749.1	873.8
Assets	4,601.7	4,709.5
Current liabilities
Trade and other payables	477.5	472.7
Current tax payable	145.3	162.3
Provisions	68.0	116.7
Loans and borrowings	3.3	0.0
Derivative financial instruments	7.8	1.4
Total current liabilities	701.9	753.1
Non-current liabilities
Loans and borrowings	1,395.1	1,451.8
Employee benefits	188.4	190.9
Trade and other payables	1.8	1.0
Provisions	72.8	77.0
Derivative financial instruments	61.4	0.0
Deferred tax liabilities	327.7	333.2
Total non-current liabilities	2,047.2	2,053.9
Total liabilities	2,749.1	2,807.0
Net assets	1,852.6	1,902.5
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	1,623.7	1,800.7
Share-based compensation reserve	2.9	1.0
Founder Preferred Shares Dividend Reserve	493.4	493.4
Translation reserve	83.2	84.0
Cash flow hedging reserve	(3.0)	8.4
Accumulated deficit reserve	(347.6)	(485.0)
Total equity	€ 1,852.6	€ 1,902.5